Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 12,689,161	$ 6,062,173
Prepaid research and development	9,931	9,931
Prepaid expenses and other current assets	265,897	389,501
Total Current Assets	12,964,989	6,461,605
Other Assets:
Fixed Assets, net	56,218	58,149
Intangible assets, net	4,900	5,041
Acquired in-process research and development	455,000	455,000
Right-to-use Asset	233,570	246,209
Goodwill	248,971	248,971
Total Assets	13,963,648	7,474,975
Current Liabilities:
Accounts payable	415,086	286,192
Accrued expenses	1,694,831	2,376,930
Lease liability, current	51,351	49,585
Other current liabilities	9,859	9,683
Total Current Liabilities	2,171,127	2,722,390
Contingent liabilities	868,000	1,014,000
Lease liability, non-current	193,797	207,375
Deferred tax liability	23,399	23,399
Total Liabilities	3,256,323	3,967,164
Commitments and contingencies
Shareholders’ Equity
Preferred Stock, 5,000,000 shares authorized with a par value of $0.001 per share, 0 shares outstanding at March 31, 2022 and December 31, 2021
Common Stock, 50,000,000 shares authorized with a par value of $0.001 per share, 23,718,962 and 20,946,712 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively	23,719	20,947
Additional paid in capital	64,534,560	54,429,979
Accumulated deficit	(53,850,954)	(50,943,115)
Total Shareholders’ Equity	10,707,325	3,507,811
Total Liabilities and Shareholders’ Equity	$ 13,963,648	$ 7,474,975